Analysis of changes in financing activities during the year (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of changes in financing during the year [Line Items]
Opening balance	$ 459,402,528	$ 184,812,833
Cash flow
Debt securities issued - Capital	596,632,620	130,589,963
Increases - Financing by local financial institutions	359,078,613	183,556,289
Other increases related to financing activities	203,006,418	49,437,061	$ 2,389,798
Debt payments	(185,416,935)	(14,115,001)
Payment of lease liabilities	(16,428,984)	(17,201,177)	(17,839,765)
Non-cash changes
Additions - Rights of use - Real estate	19,245,253	18,454,088
Acquisition of control of subsidiaries or other businesses	29,931,403
Interests and adjustments accrued	109,683,406	33,198,669
Net monetary inflation adjustment	(81,651,403)	(59,893,136)
Closing balance	1,493,482,919	459,402,528	184,812,833
Debt securities issued
Analysis of changes in financing during the year [Line Items]
Opening balance	152,462,334	36,715,087
Cash flow
Debt securities issued - Capital	596,632,620	130,589,963
Increases - Financing by local financial institutions	0	0
Other increases related to financing activities	0
Debt payments	(185,416,935)	(14,115,001)
Payment of lease liabilities	0	0
Non-cash changes
Additions - Rights of use - Real estate	0	0
Acquisition of control of subsidiaries or other businesses	29,931,403
Interests and adjustments accrued	82,884,203	16,004,156
Net monetary inflation adjustment	(61,172,434)	(16,731,871)
Closing balance	615,321,191	152,462,334	36,715,087
Lease liabilities
Analysis of changes in financing during the year [Line Items]
Opening balance	42,619,962	67,344,018
Cash flow
Debt securities issued - Capital	0	0
Increases - Financing by local financial institutions	0	0
Other increases related to financing activities	0
Debt payments	0	0
Payment of lease liabilities	(16,428,984)	(17,201,177)
Non-cash changes
Additions - Rights of use - Real estate	19,245,253	18,454,088
Acquisition of control of subsidiaries or other businesses	0
Interests and adjustments accrued	18,147,594	15,050,948
Net monetary inflation adjustment	(12,086,089)	(41,027,915)
Closing balance	51,497,736	42,619,962	67,344,018
Bank loans
Analysis of changes in financing during the year [Line Items]
Opening balance	264,320,232	80,753,728
Cash flow
Debt securities issued - Capital	0	0
Increases - Financing by local financial institutions	359,078,613	183,556,289
Other increases related to financing activities	203,006,418
Debt payments	0	0
Payment of lease liabilities	0	0
Non-cash changes
Additions - Rights of use - Real estate	0	0
Acquisition of control of subsidiaries or other businesses	0
Interests and adjustments accrued	8,651,609	2,143,565
Net monetary inflation adjustment	(8,392,880)	(2,133,350)
Closing balance	$ 826,663,992	$ 264,320,232	$ 80,753,728